ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES

Accounts receivable, net— third parties, consists of the following:

	As of March 31,
	2025	2026
	USD	USD

Accounts receivable— third parties	7,666,472	5,709,191
Less: allowance for expected credit loss	(873,327)	(2,832,774)
Accounts receivable, net— third parties	6,793,145	2,876,417

SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS

The movements in the allowance for credit losses for accounts receivable — third parties for the years ended March 31, 2025 and 2026 were as follows:

	As of March 31,
	2025	2026
	USD	USD

Balance at beginning of the year	168,179	873,327
Additions	705,148	1,959,447
Balance at end of the year	873,327	2,832,774

Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES

Accounts receivable, net – related parties, consists of the following:

	As of March 31,
	2025	2026
	USD	USD

Accounts receivable – related parties	445,573	339,395
Less: allowance for expected credit loss	-	-
Accounts receivable, net – related parties	445,573	339,395

SCHEDULE OF MOVEMENTS IN THE CREDIT LOSS PROVISION FOR DOUBTFUL ACCOUNTS

The movements in the allowance for credit losses for accounts receivable — related parties for the years ended March 31, 2025 and 2026 were as follows:

	As of March 31,
	2025	2026
	USD	USD

Balance at beginning of the year	23,563	-
Reversal	(23,563)	-
Balance at end of the year	-	-